Summary of Significant Accounting Policies - Schedule Of Condensed Income Statement And Cash Flow Statement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Variable Interest Entity [Line Items]
Operating revenue, net	¥ 3,977,761	$ 568,812	¥ 2,771,821	¥ 2,630,707
Net Income (Loss)	568,936		367,510	167,221
Net cash provided by operating activities	243,921	34,881	437,250	406,516
Net cash (used in)/provided by investing activities	(224,740)	(32,138)	291,637	(1,172,960)
Net cash used in financing activities	(373,934)	$ (53,471)	(198,579)	(377,238)
VIE
Variable Interest Entity [Line Items]
Operating revenue, net	2,579,851		2,312,629	2,331,678
Net Income (Loss)	414,630		676,950	697,935
Net cash provided by operating activities	419,966		682,317	804,351
Net cash (used in)/provided by investing activities	30,578		¥ 380,895	¥ (681,995)
Net cash used in financing activities	¥ (7,169)